                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS


                QUARTERLY PORTFOLIO HOLDINGS o September 30, 2006


                GLOBAL GOVERNMENTS VARIABLE ACCOUNT

                                                                       Issued by
                                     Sun Life Assurance Company of Canada (U.S),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

Global Governments Variable Account

ISSUER                                                                       SHARES/PAR            VALUE ($)
BONDS - 89.6%

FOREIGN BONDS - 66.7%

AUSTRALIA - 0.3%
Commonwealth of Australia, 6.5%, 2013                           AUD      39,000               $       30,520
                                                                                              --------------
AUSTRIA - 1.3%
Republic of Austria, 5%, 2012                                   EUR      87,000               $      117,948
                                                                                              --------------
BELGIUM - 1.7%
Kingdom of Belgium, 3.75%, 2009                                 EUR      29,000               $       36,907
Kingdom of Belgium, 5%, 2012                                    EUR      88,000                      119,601
                                                                                              --------------
                                                                                              $      156,508
                                                                                              --------------
CANADA - 6.6%
Canada Housing Trust, 4.6%, 2011                                CAD      98,000               $       89,977
Government of Canada, 5.5%, 2009                                CAD     189,000                      175,829
Government of Canada, 4.5%, 2015                                CAD      80,000                       74,324
Government of Canada, 8%, 2023                                  CAD      72,000                       94,453
Quebec Province, 1.6%, 2013                                     JPY  20,000,000                      170,944
                                                                                              --------------
                                                                                              $      605,527
                                                                                              --------------
DENMARK - 0.9%
Kingdom of Denmark, 4%, 2015                                    DKK     465,000               $       80,767
                                                                                              --------------
FINLAND - 2.6%
Republic of Finland, 3%, 2008                                   EUR     105,000               $      131,906
Republic of Finland, 5.375%, 2013                               EUR      75,000                      104,796
                                                                                              --------------
                                                                                              $      236,702
                                                                                              --------------
FRANCE - 3.6%
Republic of France, 4.75%, 2012                                 EUR      74,000               $       99,372
Republic of France, 6%, 2025                                    EUR      53,000                       86,142
Republic of France, 4.75%, 2035                                 EUR     100,000                      144,254
                                                                                              --------------
                                                                                              $      329,768
                                                                                              --------------
GERMANY - 17.7%
Federal Republic of Germany, 3.5%, 2008                         EUR      60,000               $       76,015
Federal Republic of Germany, 5.25%, 2010                        EUR      70,000                       93,807
Federal Republic of Germany, 3.75%, 2015                        EUR     171,000                      217,985
Federal Republic of Germany, 6.25%, 2024                        EUR     178,000                      292,311
Federal Republic of Germany, 6.25%, 2030                        EUR     244,000                      417,540
KfW Bankengruppe, FRN, 3.164%, 2007                             EUR     252,000                      319,397
Landesbank Baden-Wurttemberg, FRN,
3.092%, 2007                                                    EUR      88,000                      111,598
Landesbank Baden-Wuttemberg, FRN,
3.333%, 2007                                                    EUR      80,000                      101,474
                                                                                              --------------
                                                                                              $    1,630,127
                                                                                              --------------
IRELAND - 1.7%
Republic of Ireland, 4.25%, 2007                                EUR      50,000               $       63,810
Republic of Ireland, 4.6%, 2016                                 EUR      66,000                       89,587
                                                                                              --------------
                                                                                              $      153,397
                                                                                              --------------
JAPAN - 10.0%
Development Bank of Japan, 1.4%, 2012                           JPY  34,000,000               $      290,339
Development Bank of Japan, 1.6%, 2014                           JPY  40,000,000                      342,543
Development Bank of Japan, 1.05%, 2023                          JPY  27,000,000                      196,983
Japan Finance Corp., 2%, 2016                                   JPY  10,000,000                       87,158
                                                                                              --------------
                                                                                              $      917,023
                                                                                              --------------
MALAYSIA - 1.3%
Petronas Capital Ltd., 7.875%, 2022                               $     100,000               $      120,597
                                                                                              --------------
MEXICO - 0.9%
United Mexican States, 8.125%, 2019                               $      54,000               $       64,800
United Mexican States, 10%, 2024                                MXN       2,200                       22,810
                                                                                              --------------
                                                                                              $       87,610
                                                                                              --------------
NETHERLANDS - 1.2%
Kingdom of Netherlands, 5%, 2012                                EUR      84,697               $      114,897
                                                                                              --------------
NORWAY - 0.8%
Kingdom of Norway, 5%, 2015                                     NOK     452,000               $       73,684
                                                                                              --------------
SOUTH AFRICA - 0.3%
Republic of South Africa, 7.375%, 2012                            $      22,000               $       23,787
                                                                                              --------------
SPAIN - 3.0%
Kingdom of Spain, 5.35%, 2011                                   EUR     205,000               $      280,089
                                                                                              --------------
UNITED KINGDOM - 12.8%
Network Rail MTN Finance PLC, FRN,
3.255%, 2007                                                    EUR     297,000               $      376,590
United Kingdom Treasury, 5.75%, 2009                            GBP      99,000                      190,463
United Kingdom Treasury, 5%, 2012                               GBP     157,000                      298,462
United Kingdom Treasury, 8%, 2015                               GBP      97,000                      228,196
United Kingdom Treasury, 8%, 2021                               GBP      27,000                       69,599
United Kingdom Treasury, 4.25%, 2036                            GBP       8,000                       15,365
                                                                                              --------------
                                                                                              $    1,178,675
                                                                                              --------------
Total Foreign Bonds                                                                           $    6,137,626
                                                                                              --------------
U.S. BONDS - 22.9%
ASSET BACKED & SECURITIZED - 7.1%
Bayview Commercial Asset Trust,
4.8286%, 2023 (n)                                               CAD      30,000               $       26,837
Commercial Mortgage Asset
Trust, FRN, 1.1283%, 2032 (i)(n)                                     $1,401,960                       56,833
Commercial Mortgage Pass-Through
Certificate, FRN, 5.52%, 2017 (n)                                        59,000                       59,007
Commercial Mortgage Pass-Through
Certificates, FRN, 5.53%, 2017 (n)                                      100,000                      100,029
Credit Suisse Commercial
Mortgage Trust, 5.509%, 2039                                             23,010                       23,162
Deutsche Mortgage & Asset
Receiving Corp., 6.538%, 2031                                            30,056                       30,369
First Union National Bank
Commercial Mortgage Trust, FRN, 1.1917%,
2043 (i)(n)                                                           1,620,292                       55,705
IMPAC CMB Trust, FRN, 5.68%, 2036                                        97,787                       98,277
JPMorgan Chase Commercial
Mortgage Securities Corp., 5.44%, 2045 (z)                               19,156                       19,183
JPMorgan Chase Commercial
Mortgage Securities Corp., FRN, 5.3813%, 2041                            55,952                       55,769
Lehman Brothers Floating Rate
Commercial Mortgage Trust, FRN, 5.49%,
2018 (n)                                                                100,000                      100,001
Wachovia Bank Commercial
Mortgage Trust, FRN, 5.795%, 2045                                        30,000                       30,860
                                                                                              --------------
                                                                                              $      656,032
                                                                                              --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.9%
Gazprom International S.A., 7.201%, 2020                          $      50,000               $       52,440
Pemex Project Funding Master
Trust, 8.625%, 2022                                                      23,000                       27,623
                                                                                              --------------
                                                                                              $       80,063
                                                                                              --------------
EMERGING MARKET SOVEREIGN - 0.2%
Banque Centrale de Tunisie, 7.375%, 2012                          $      22,000               $       23,848
                                                                                              --------------
MORTGAGE BACKED - 0.3%
Fannie Mae, 5.423%, 2016                                          $      24,875               $       25,257
                                                                                              --------------
U.S. GOVERNMENT AGENCIES - 6.2%
Aid-Egypt, 4.45%, 2015                                            $      49,000               $       47,185
Fannie Mae, 4.25%, 2007                                                 171,000                      169,455
Fannie Mae, 6%, 2011                                                     88,000                       91,930
Freddie Mac, 4.2%, 2007                                                  99,000                       98,016
Small Business Administration, 4.57%, 2025                               47,951                       45,986
Small Business Administration, 5.21%, 2026                              117,213                      116,736
                                                                                              --------------
                                                                                              $      569,308
                                                                                              --------------
U.S. TREASURY OBLIGATIONS - 8.2%
U.S. Treasury Bonds, 8%, 2021                                     $     177,000               $      236,793
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                  46,418                       47,165
U.S. Treasury Notes, 3.125%, 2008                                         1,000                          970
U.S. Treasury Notes, 4%, 2010                                            58,000                       56,883
U.S. Treasury Notes, 4.25%, 2013                                        180,000                      176,069
U.S. Treasury Notes, 4%, 2015 (f)                                       195,000                      186,659
U.S. Treasury Notes, 2%, 2016                                            49,210                       48,079
                                                                                              --------------
                                                                                              $      752,618
                                                                                              --------------
Total U.S. Bonds                                                                              $    2,107,126
                                                                                              --------------
TOTAL BONDS                                                                                   $    8,244,752
                                                                                              --------------
CALL OPTIONS PURCHASED - 0.0%
JPY Currency - November 2006 @ EUR 0.99619                      JPY  21,783,200               $        2,048
                                                                                              --------------
SHORT-TERM OBLIGATIONS - 9.6%
Farmer Mac, 5.07%, due 10/04/06 (y)                               $     880,000               $      879,628
                                                                                              --------------
REPURCHASE AGREEMENTS - 0.8%
Merrill Lynch, 5.35%, dated 9/26/06, due 10/02/06,
total to be received $68,030 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                           $      68,000               $       68,000
                                                                                              --------------
   TOTAL INVESTMENTS (k)                                                                      $    9,194,428
                                                                                              --------------
OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                  3,575
                                                                                              --------------
   NET ASSETS - 100.0%                                                                        $    9,198,003
                                                                                              --------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the variable account held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $8,175,570 and 88.92% of market value. An independent pricing service provided an evaluated bid for 87.61% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
    $398,412, representing 4.3% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted security:

                                            ACQUISITION       ACQUISITION          CURRENT               TOTAL % OF
RESTRICTED SECURITY                             DATE             COST            MARKET VALUE            NET ASSETS
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.44%, 2045                 9/22/06           $19,252            $19,183                  0.2%

The following abbreviations are used in this report and are defined:
FRN   Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS  Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
              AUD   Australian Dollar
              BRL   Brazilian Real
              CAD   Canadian Dollar
              CHF   Swiss Franc
              CLP   Chilean Peso
              DKK   Danish Krone
              EUR   Euro
              GBP   British Pound
              JPY   Japanese Yen
              MXN   Mexican Peso
              MYR   Malaysian Ringgit
              NOK   Norwegian Krone
              NZD   New Zealand Dollar
              SEK   Swedish Krona
              SGD   Singapore Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) FINANCIAL INSTRUMENTS
DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                               NET UNREALIZED
                CONTRACTS TO   SETTLEMENT          IN EXCHANGE     CONTRACTS    APPRECIATION
              DELIVER/RECEIVE     DATE                 FOR          AT VALUE   (DEPRECIATION)
SALES
AUD               41,065        10/10/06         $     31,221   $     30,617   $        604
CAD              300,421   10/04/06 - 12/04/06        268,358        268,891           (533)
CHF               36,825         10/4/06               30,000         29,462            538
DKK              479,105        10/25/06               82,314         81,618            696
EUR              794,860   10/04/06 - 10/20/06      1,016,717      1,009,120          7,597
GBP              656,323   10/02/06 - 11/27/06      1,233,653      1,228,813          4,840
JPY            8,956,964   10/02/06 - 11/20/06         76,968         76,236            732
MXN              219,813        10/10/06               19,834         20,011           (177)
NOK              479,925         11/8/06               75,128         73,752          1,376
NZD              154,830        10/10/06               95,547        101,128         (5,581)
SGD               37,589         10/2/06               23,675         23,669              6
                                                 ------------   ------------   ------------
                                                 $  2,953,415   $  2,943,317   $     10,098
                                                 ============   ============   ============
PURCHASES
AUD               11,514        10/10/06         $      8,677   $      8,584   $        (93)
BRL               47,475        10/31/06               21,550         21,717            167
CAD               40,245         10/4/06               36,022         36,008            (14)
CHF               65,255         10/4/06               52,941         52,207           (734)
CLP            9,655,748        10/10/06               17,981         18,043             62
EUR              717,431   10/04/06 - 5/17/07         923,727        910,946        (12,781)
GBP              489,294   10/02/06 - 11/27/06        923,843        915,975         (7,868)
JPY          282,251,938   10/02/06 - 11/20/06      2,421,512      2,407,535        (13,977)
MXN              148,973        10/10/06               13,513         13,562             49
MYR               68,471        10/23/06               18,649         18,588            (61)
NZD              206,956        10/10/06              131,494        135,174          3,680
SEK            1,163,974        10/10/06              163,404        159,054         (4,350)
SGD               75,178   10/02/06 - 11/30/06         47,648         47,410           (238)
                                                 ------------   ------------   ------------
                                                 $  4,780,961   $  4,744,803   $    (36,158)
                                                 ============   ============   ============

At September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $202 with Goldman Sachs & Co. and a net receivable of $3,003 with Merrill Lynch International.

FUTURES CONTRACTS
                                                                                      UNREALIZED
                                                                    EXPIRATION       APPRECIATION
                                        CONTRACTS      VALUE           DATE         (DEPRECIATION)
U.S. Treasury Note 10 yr (Short)            2        $ 216,125         Dec-06           $ 181

At September 30, 2006, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

------------------------------
United States            30.8%
------------------------------
Germany                  18.1%
------------------------------
United Kingdom           12.9%
------------------------------
Japan                    10.0%
------------------------------
Canada                    6.9%
------------------------------
France                    3.7%
------------------------------
Spain                     3.2%
------------------------------
Finland                   2.6%
------------------------------
Ireland                   1.7%
------------------------------
Others                   10.1%
------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.